5a. Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory federal tax rate	34.00%	34.00%
State taxes, net of federal benefit	400.00%	400.00%
Nondeductible expenses	0.00%	0.00%
Valuation allowance	38.00%	38.00%
Effective rate	0.00%	0.00%